TAXES ON INCOME (Profit Before Income Tax Expense Included In The Statement Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income before income tax expense:	$ 1,502	$ 2,679	$ 1,870
Current tax expense:	57	38	32
Deferred taxes (income) expenses:	(3,594)	33	45
Income tax (benefit) expense, net	(3,537)	71	77
Israel [Member]
Income before income tax expense:	1,330	2,504	1,741
Current tax expense:
Deferred taxes (income) expenses:	(3,594)	33	45
Foreign Jurisdictions [Member]
Income before income tax expense:	172	175	129
Current tax expense:	$ 57	$ 38	$ 32